Cost of sales	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Cost of sales [Text Block]
24.	Cost of sales
	2017	2016
	$	$

Royalty interests	286	143
Stream interests	7,385	-
Offtake interests	117,974	-
	125,645	143